Financial instruments and risk management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	£ 719	£ 700	£ 506
Assets	290	561
Assets at fair value	1,009	1,261
Liabilities	395	929
Liabilities at fair value	395	929
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	527	514
Assets at fair value	527	514
Liabilities at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	0	0
Assets at fair value	290	561
Liabilities at fair value	395	929
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investment held at fair value	192	186
Assets at fair value	192	186
Liabilities at fair value	0	0
interest rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10	43
Liabilities	187	450
interest rate swaps | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
interest rate swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10	43
Liabilities	187	450
interest rate swaps | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– cross-currency swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	115	254
Liabilities	13	121
– cross-currency swaps | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– cross-currency swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	115	254
Liabilities	13	121
– cross-currency swaps | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– forward foreign currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	165	264
Liabilities	195	358
– forward foreign currency contracts | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
– forward foreign currency contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	165	264
Liabilities	195	358
– forward foreign currency contracts | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	£ 0	£ 0